Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - CAD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	738,258	765,267	630,088
Average exercise price	$ 102.33	$ 102.33	$ 102.33	$ 102.33